Financial Instruments (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Non-Derivatives:
Cost method investments	$ 7,347,000	$ 7,347,000	[1]
Derivatives:
Derivative asset	4,503,000	5,022,000
Derivative liability	1,555,000	1,470,000
Deferred charges	30,739,000	26,308,000
Mark-to-market interest rate swaps valuation | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives:
Notional value	$ 1,250,000,000
Mark-to-market interest rate swaps valuation | Minimum | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives:
Fixed interest rates	1.13%
Mark-to-market interest rate swaps valuation | Maximum | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives:
Fixed interest rates	1.94%
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	$ 343,226,000	224,190,000
Restricted cash and short-term deposits	438,371,000	416,028,000
Carrying value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt	923,445,000	455,405,000
Long-term debt - convertible bonds	333,682,000	218,851,000
Long-term debt	1,096,641,000	1,329,250,000
Carrying value | Level 2 | Mark-to-market interest rate swaps valuation
Derivatives:
Derivative asset	4,503,000	5,022,000
Derivative liability	1,555,000	1,470,000
Carrying value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps liability	199,000	993,000
Carrying value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability	61,086,000	56,763,000
Carrying value | Level 2 | Earn-Out Units
Derivatives:
Derivative asset	14,500,000	15,000,000
Carrying value | Level 3
Non-Derivatives:
Cost method investments	7,347,000	7,347,000
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents	343,226,000	224,190,000
Restricted cash and short-term deposits	438,371,000	416,028,000
Fair value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt	923,445,000	455,405,000
Long-term debt - convertible bonds	374,571,000	219,428,000
Long-term debt	1,096,641,000	1,329,250,000
Fair value | Level 2 | Mark-to-market interest rate swaps valuation
Derivatives:
Derivative asset	4,503,000	5,022,000
Derivative liability	1,555,000	1,470,000
Fair value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps liability	199,000	993,000
Fair value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability	61,086,000	56,763,000
Fair value | Level 2 | Earn-Out Units
Derivatives:
Derivative asset	14,500,000	15,000,000
Fair value | Level 3
Non-Derivatives:
Cost method investments	$ 7,347,000	$ 7,347,000

[1]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of June 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held and used in the consolidated balance sheets. See note 2.